SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Dilutive and Antidilutive Options

The dilutive and antidilutive options are shown separately in the table below.

Year Ended December 31,	2011	2010	2009
Additional shares	1,173,000	1,339,300	1,103,600
Antidilutive options	1,249,800	1,642,600	2,290,400